                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH NOVEMBER 13, 1998

                            MONEY MARKET PORTFOLIO
                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                           MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                     INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO
                           LATIN AMERICAN PORTFOLIO
                              BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Money Market, Equity Growth, U.S. Real Estate, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity and Latin American Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 7, 1999
                       TO PROSPECTUS DATED MAY 12, 1998
                AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 26, 1998

                                VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate, International Magnum and Emerging Markets Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 7, 1999
                       TO PROSPECTUS DATED JUNE 5, 1998

                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Global Equity Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 7, 1999
                       TO PROSPECTUS DATED MAY 19, 1998

                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate and Global Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                      TO PROSPECTUS DATED AUGUST 28, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                            EQUITY GROWTH PORTFOLIO

                                     OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Portfolio's investment adviser, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                     TO PROSPECTUS DATED SEPTEMBER 10, 1998

                              HIGH YIELD PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                      TO PROSPECTUS DATED NOVEMBER 3, 1998

                             FIXED INCOME PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect the following:


     Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


     Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Equity Growth, U.S. Real Estate, Global Equity and International Magnum Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 26, 1998

                       EMERGING MARKETS EQUITY PORTFOLIO

                                     OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------


     The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Portfolio's investment adviser, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 26, 1998

                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------


      The Prospectus is hereby amended and supplemented to reflect the following:

      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Portfolios' investment adviser, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    1.709760.101

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 26, 1998

                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:

      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Equity Growth, Global Equity and Emerging Markets Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998,
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 26, 1998

                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:

      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Equity Growth, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                       VAGSPT199

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 26, 1998

                            EQUITY GROWTH PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Portfolios' investment adviser, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                          #40274

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 26, 1998

                             FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate and Emerging Markets Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 26, 1998

                           U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Portfolios' investment adviser, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 26, 1998

                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Global Equity and Emerging Markets Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                          #40276

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 26, 1998

                             FIXED INCOME PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Emerging Markets Equity Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.

                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 26, 1998

                              HIGH YIELD PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the International Magnum and Emerging Markets Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.



                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                        EMERGING MARKETS DEBT PORTFOLIO

                                     OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the Portfolio's investment adviser, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998

                             FIXED INCOME PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
               AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 6, 1998

                              HIGH YIELD PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate, Emerging Markets Debt and Asian Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998


                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the International Magnum Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                             FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:

      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the U.S. Real Estate and Emerging Markets Debt Portfolios, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                              HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Equity Growth Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                              HIGH YIELD PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Emerging Markets Debt Portfolio, changed its name to Morgan Stanley Dean Witter Investment Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                          #40275

                        SUPPLEMENT DATED JANUARY 7, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 6, 1998

                              HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                      MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                     -------------------------------------

      The Prospectus is hereby amended and supplemented to reflect the following:


      Effective January 6, 1999, Morgan Stanley Universal Funds, Inc. (the "Fund") changed its name to Morgan Stanley Dean Witter Universal Funds, Inc.


      Effective December 1, 1998, Morgan Stanley Asset Management Inc., the investment adviser to the Equity Growth, Emerging Markets Debt and Global Equity Portfolios, changed its name to Morgan Stanley Dean Witter Investment
Management Inc.


                     -------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE